Debt (Genesis Securitization Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 6,236,892,000	[1]	$ 5,803,499,000	[1]
Genesis Securitization [Member]
Debt Instrument [Line Items]
Number of aircraft financed	41
Long-term Debt	452,233,000	[1]	549,288,000	[1]
Spread over reference rate	0.24%
Reference rate	One-month LIBOR
Debt Instrument, Collateral Amount	700,000,000
Debt Instrument, Aircraft Collateral Number	37
Servicing rights acquired			24,500,000
Genesis Securitization [Member] | Credit Agricole [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 60,000,000

[1]	As of December 31, 2013, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.